Fair Value Measurements	12 Months Ended
Dec. 31, 2025
401(k) PLAN
Fair Value Measurements
Fair Value Measurements
(3)	Fair Value Measurements

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Plan considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of nonperformance. The inputs used in valuation techniques are prioritized as follows:

●	Level 1: Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Plan has the ability to access.
●	Level 2: Inputs to the valuation methodology include:
●	Quoted prices for similar assets or liabilities in active markets
●	Quoted prices for identical or similar assets or liabilities in inactive markets
●	Inputs other than quoted prices that are observable for the asset or liability
●	Inputs that are derived principally from or corroborated by observable market data by correlation or other means

If the asset or liability has a specified (contractual) term, the Level 2 input must be observable for substantially the full term of the asset or liability.

●	Level 3: Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

If the determination of fair value measurement for a particular asset or liability is based on inputs from different levels of the fair value hierarchy, the level in the fair value hierarchy within which the entire fair value measurement falls is based on the lowest level input that is significant to the fair value measurement in its entirety. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used as of December 31, 2025 and 2024.

Mutual funds: Valued at the quoted net asset value (NAV) of shares held by the Plan at year-end.

Common stock: Valued at the closing prices reported in active markets on which the individual securities are traded. Prices for securities without market feeds are obtained through a third-party valuation source using quoted prices.

Common collective trust fund and Pooled separate accounts: Valued at the NAV of units of the collective trust. The NAV, as provided by the trustee of the common collective trust fund, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. This practical expedient is not used when it is determined to be probable that the fund will sell the investments for an amount different than the reported NAV. Participant transactions (purchases and sales) may occur daily.

Self-directed brokerage: Consists of various investments primarily in common stock, mutual funds and investments trusts which are valued in the manner as identified above.

If the Plan initiates a full redemption of a collective trust, the issuer reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.

The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Plan believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair values of certain financial instruments could result in a different fair value measurement at the reporting date.

As of December 31, 2025 and 2024, the Plan’s investments measured at fair value on a recurring basis consisted of the following instruments and classifications within the fair value hierarchy:

	Fair value measurement as of
	December 31, 2025
Asset Type	Level 1	Level 2	Level 3	Total
Mutual funds	$174,823,991	$—	$—	$174,823,991
Common stock	136,577,070	—	—	136,577,070
Self-directed brokerage	79,791,176	814,465	—	80,605,641
Total assets in the fair value hierarchy	391,192,237	814,465	—	392,006,702
Investments measured at net asset value (1)	—	—	—	1,546,431,315
Total investments, at fair value	$391,192,237	$814,465	$—	$1,938,438,017

	Fair value measurement as of
	December 31, 2024
Asset Type	Level 1	Level 2	Level 3	Total
Mutual funds	$163,936,629	$—	$—	$163,936,629
Common stock	106,529,786	—	—	106,529,786
Self-directed brokerage	70,667,789	2,567,892	—	73,235,681
Total assets in the fair value hierarchy	341,134,204	2,567,892	—	343,702,096
Investments measured at net asset value (1)	—	—	—	1,338,897,399
Total investments, at fair value	$341,134,204	$2,567,892	$—	$1,682,599,495
(1)	Investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy.